Quarterly Holdings Report
for

Fidelity® California Municipal Income Fund

May 31, 2019

CFL-QTLY-0719
1.802197.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.2%
	Principal Amount (000s)	Value (000s)
California - 95.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2012 A:
5% 8/1/24	$1,050	$1,146
5% 8/1/25	1,245	1,358
5% 8/1/27	300	327
5% 8/1/28	400	435
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	2,017
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,624
Alameda Corridor Trans. Auth. Rev.:
Series 2004, 0% 10/1/19	630	626
Series 2013 A:
5% 10/1/24	7,750	8,902
5% 10/1/25	5,245	6,013
Series 2016 B:
5% 10/1/34	2,500	2,906
5% 10/1/35	4,000	4,637
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A, 5% 12/1/20 (AMBAC Insured)	2,810	2,818
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,157
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,280
0% 9/1/22 (FSA Insured)	5,150	4,863
Antelope Valley Cmnty. College District:
Series 2015, 5% 8/1/39	17,680	20,415
Series A:
5% 8/1/31	1,325	1,621
5% 8/1/32	1,345	1,638
5% 8/1/33	1,805	2,191
5% 8/1/34	3,000	3,625
5% 8/1/35	4,000	4,819
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,414
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,076
Series H, 2.125%, tender 4/1/25 (a)	4,000	4,083
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,593
5% 6/1/25	4,355	4,836
5% 6/1/27	2,755	3,046
5% 6/1/28	3,045	3,363
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,700	2,950
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2010 A, 5% 10/1/25	5,860	5,940
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,814
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,653
Series 2017 C:
5% 4/1/30	650	824
5% 4/1/31	890	1,119
5% 4/1/33	1,245	1,550
Series 2018 A:
5% 10/1/34	760	930
5% 10/1/36	840	1,019
5% 10/1/38	620	747
5% 10/1/42	4,000	4,770
5% 10/1/46	5,000	5,926
Series V1, 5% 5/1/49	10,000	14,731
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	866
4% 9/1/21	1,000	1,007
4% 9/1/22	740	745
4% 9/1/23	1,080	1,087
4% 9/1/24	1,125	1,133
5% 9/1/19	400	404
5% 9/1/39	5,000	5,041
California Gen. Oblig.:
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	3,851
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,576
5.5% 11/1/39	1,810	1,839
6% 3/1/33	16,330	16,892
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,103
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,774
5% 11/15/23	2,000	2,210
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	2,057
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,026
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,049
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	4,174
5% 11/15/36	5,000	6,096
5% 11/15/37	3,000	3,639
Bonds (Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	8,365
Series 2008 A3, 5.5% 11/15/40 (Pre-Refunded to 11/15/21 @ 100)	3,090	3,403
Series 2011 A, 5% 3/1/20	3,250	3,334
Series 2011 D:
5% 8/15/22	900	972
5% 8/15/23	700	756
5% 8/15/25	2,000	2,157
Series 2017 A, 5% 11/15/32	1,400	1,729
Series 2018 A, 5% 11/15/27	500	637
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	1,003
5% 12/1/42	2,185	2,191
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,373
5% 6/1/33	2,320	2,829
5% 6/1/34	5,290	6,406
5% 6/1/35	5,110	6,168
5% 6/1/36	5,830	7,018
5% 6/1/37	3,000	3,592
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	363
5% 10/1/26	715	868
5% 10/1/28	2,130	2,630
5% 10/1/30	1,000	1,212
5% 10/1/32	1,000	1,196
5% 10/1/34	2,125	2,521
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,298
4% 5/15/30	1,575	1,789
4% 5/15/31	2,150	2,422
4% 5/15/32	1,000	1,120
5% 5/15/33	895	1,081
5% 5/15/34	1,000	1,202
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/19 (Escrowed to Maturity)	300	301
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	293
5% 8/15/29	245	308
5% 8/15/30	225	280
5% 8/15/33	750	909
5% 8/15/36	1,435	1,720
(LINXS APM Proj.) Series 2018 A:
5% 12/31/33 (b)	4,000	4,751
5% 12/31/34 (b)	3,000	3,551
5% 12/31/35 (b)	2,500	2,949
5% 12/31/36 (b)	5,000	5,879
5% 12/31/37 (b)	4,000	4,689
5% 12/31/38 (b)	5,000	5,846
5% 12/31/43 (b)	6,000	6,964
5% 12/31/47 (b)	5,000	5,782
(Pomona College Proj.) Series 2017:
4% 1/1/37	1,250	1,399
4% 1/1/38	1,500	1,671
5% 1/1/32	1,000	1,247
5% 1/1/33	500	620
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,247
5% 6/1/28	1,000	1,240
5% 6/1/30	1,555	1,906
5% 6/1/32	1,000	1,206
5% 6/1/33	1,000	1,200
5% 6/1/35	1,000	1,190
5% 6/1/43	3,750	4,387
Series 2016 A, 5% 11/1/36 (c)	1,000	1,142
Series 2017 A:
5% 7/1/27	900	1,087
5% 7/1/29	575	688
5% 7/1/31	1,000	1,182
5% 7/1/32	1,400	1,648
5% 7/1/33	1,000	1,174
5% 7/1/34	1,395	1,631
5% 7/1/35	1,500	1,746
5% 7/1/36	1,500	1,738
5% 7/1/37	1,250	1,442
Series 2017 B:
5% 7/1/28	1,250	1,503
5% 7/1/29	1,300	1,555
5% 7/1/30	750	892
5% 7/1/31	800	946
5% 7/1/32	1,385	1,630
Series 2017:
5% 10/1/27	500	619
5% 10/1/36	1,250	1,475
5% 10/1/37	500	588
5% 10/1/39	1,750	2,048
Series 2018:
5% 10/1/31	200	244
5% 10/1/32	225	273
5% 10/1/33	225	272
5% 10/1/34	225	271
5% 10/1/35	225	270
5% 10/1/36	250	299
5% 10/1/37	550	654
5% 10/1/38	300	356
Series 2019 A:
5% 4/1/30	3,000	3,765
5% 4/1/31	2,000	2,483
5% 4/1/32	3,000	3,691
5% 4/1/35	1,780	2,161
5% 4/1/36	1,125	1,362
5% 4/1/37	1,475	1,778
5% 4/1/40	2,500	2,982
5% 4/1/41	2,865	3,417
Series 2019:
5% 7/1/34 (d)	825	1,029
5% 7/1/39 (d)	1,000	1,227
5% 7/1/49 (d)	2,100	2,539
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	5,023
5% 5/15/27	4,635	5,634
5% 5/15/34	10,000	11,994
5% 5/15/36	10,000	11,903
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,620
5% 5/15/35	1,955	2,335
5% 5/15/36	1,500	1,785
5% 5/15/43	1,500	1,756
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2010 A, 1.9%, tender 8/1/19 (a)(b)(c)	7,000	7,002
Series 2017 A1, 1.9%, tender 7/15/19 (a)(b)(c)	7,000	7,001
(Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(b)	7,500	7,892
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (c)	1,550	1,640
5% 7/1/32 (c)	2,480	2,618
5% 7/1/37 (c)	3,345	3,475
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,921
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,298
5.25% 10/1/24	4,170	4,536
5.25% 10/1/25	2,875	3,126
5.75% 10/1/31	4,000	4,383
(Various California State Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	1,906
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,091
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,099
5% 4/1/25	5,300	5,824
Series 2012 G, 5% 11/1/25	2,500	2,795
Series 2016 D, 4% 4/1/33	1,660	1,859
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,266
5% 12/1/23	2,800	3,046
Series 2009 I, 6.25% 11/1/21 (Pre-Refunded to 11/1/19 @ 100)	2,000	2,041
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,452
5% 5/15/35	4,725	5,477
5% 5/15/40	2,250	2,576
Series 2017, 5% 5/15/47	1,000	1,158
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/33	1,595	1,886
5% 1/1/38	3,240	3,771
5% 1/1/43	7,300	8,452
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,152
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	300
5% 7/1/28	660	821
5% 7/1/29	695	861
5% 7/1/30	730	898
5% 7/1/31	765	932
5% 7/1/32	805	976
5% 7/1/33	845	1,021
5% 7/1/34	885	1,066
5% 7/1/35	925	1,110
5% 7/1/36	500	597
5% 7/1/37	650	773
5% 7/1/38	500	593
5% 7/1/43	1,250	1,475
5% 7/1/48	9,000	10,605
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (c)	375	433
5% 6/1/39 (c)	475	540
5% 6/1/51 (c)	1,440	1,616
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42 (Pre-Refunded to 8/15/20 @ 100)	2,120	2,238
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,052
Series 2016:
5% 10/1/26	1,125	1,354
5% 10/1/27	2,360	2,839
5% 10/1/28	1,230	1,474
5% 10/1/29	675	805
5% 10/1/30	1,100	1,305
5% 10/1/33	1,850	2,172
Series 2017 A:
5% 11/1/32 (c)	1,135	1,329
5% 11/1/41 (c)	1,875	2,144
Series 2018 A, 5% 3/1/42	7,500	8,875
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,722
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,299
Carlsbad Unified School District:
Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	5,300	6,391
Series 2017 A:
4% 5/1/31	1,500	1,710
4% 5/1/32	1,150	1,297
4% 5/1/33	1,375	1,537
4% 5/1/34	1,375	1,527
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	6,460	7,817
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	730
5% 9/1/28	1,250	1,411
5% 9/1/32	1,125	1,265
5% 9/1/35	585	656
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,972
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,279
5% 6/1/28	2,000	2,274
5% 6/1/29	1,650	1,875
5% 6/1/30	2,500	2,835
5% 6/1/31	1,750	1,981
El Camino Hosp. District Series 2006:
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,196
0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,435	1,984
0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	3,951
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,509
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36	330	390
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	5,097
Series 2015:
5% 9/1/27	1,940	2,310
5% 9/1/28	4,125	4,904
5% 9/1/29	4,325	5,130
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,341
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,062
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,897
Series 2016:
5% 9/1/27	1,875	2,216
5% 9/1/28	1,500	1,764
5% 9/1/29	2,000	2,339
5% 9/1/30	1,720	1,999
5% 9/1/31	2,500	2,893
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,483
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,493
0% 10/1/25 (AMBAC Insured)	1,665	1,452
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	969
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,893
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,319
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,289
Foothill-De Anza Cmnty. College District:
Series 1999 A, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,319
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,582
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (FSA Insured)	9,000	6,000
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	4,591
Series 2013 A, 5% 6/1/30	6,000	6,809
Series 2015 A, 5% 6/1/33	2,305	2,703
Series 2017 A1:
5% 6/1/21	2,000	2,130
5% 6/1/22	2,000	2,185
5% 6/1/23	2,000	2,233
5% 6/1/24	3,000	3,400
5% 6/1/25	3,000	3,466
5% 6/1/26	3,000	3,531
5% 6/1/28	2,500	2,964
5% 6/1/29	5,000	5,889
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	7,358
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,850
5% 9/2/23	1,000	1,113
5% 9/2/24	825	945
5% 9/2/25	500	555
5% 9/2/26	800	912
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/25	1,700	2,012
5% 9/1/26	1,860	2,191
5% 9/1/27	1,725	2,027
5% 9/1/28	1,000	1,174
5% 9/1/29	1,250	1,464
Series 2013 A:
5% 9/1/24	3,830	4,394
5% 9/1/25	4,085	4,666
5% 9/1/26	4,105	4,671
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,930
5% 8/15/28	1,960	2,141
5% 8/15/29	4,225	4,613
5% 8/15/30	4,555	4,965
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	423
5% 8/1/22	450	469
5% 8/1/23	485	506
5% 8/1/24	1,000	1,043
5% 8/1/26	1,370	1,428
5% 8/1/28	760	792
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,111
5% 8/1/25	1,000	1,110
5% 8/1/26	1,000	1,108
5% 8/1/27	1,000	1,106
5% 8/1/28	1,000	1,104
5% 8/1/29	1,000	1,103
5% 8/1/30	1,000	1,100
5% 8/1/31	1,000	1,103
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,089
Long Beach Cmnty. College:
0% 6/1/28 (FSA Insured)	2,995	2,474
0% 6/1/31 (FSA Insured)	8,285	6,094
Long Beach Hbr. Rev.:
Series 2010 B, 5% 5/15/22	2,735	2,833
Series 2017 A:
5% 5/15/26 (b)	1,110	1,348
5% 5/15/27 (b)	2,000	2,479
5% 5/15/29 (b)	1,350	1,658
5% 5/15/30 (b)	1,300	1,584
5% 5/15/31 (b)	2,400	2,904
5% 5/15/32 (b)	1,760	2,121
5% 5/15/33 (b)	1,350	1,623
5% 5/15/34 (b)	1,650	1,972
5% 5/15/35 (b)	2,500	2,981
5% 5/15/36 (b)	3,000	3,568
5% 5/15/37 (b)	2,755	3,261
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	412
5.75% 8/1/33	170	171
Los Angeles Cmnty. College District:
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,359
Series 2015 A, 5% 8/1/29	7,000	8,261
Series 2017 J, 4% 8/1/33	2,500	2,868
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,813
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,816
(Disney Parking Proj.) 0% 3/1/20	1,000	989
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,490
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (b)	795	924
5% 5/15/25 (b)	2,250	2,685
5% 5/15/26 (b)	1,705	2,035
5% 5/15/27 (b)	1,250	1,487
5% 5/15/28 (b)	1,250	1,484
5% 5/15/29 (b)	1,575	1,861
5% 5/15/30 (b)	1,400	1,645
Series 2015 D:
5% 5/15/28 (b)	1,950	2,314
5% 5/15/29 (b)	2,550	3,012
5% 5/15/30 (b)	2,000	2,351
5% 5/15/31 (b)	2,540	2,969
5% 5/15/41 (b)	3,240	3,696
Series 2016 A:
5% 5/15/29 (b)	2,500	3,011
5% 5/15/30 (b)	2,500	2,993
5% 5/15/31 (b)	3,000	3,571
5% 5/15/32 (b)	3,700	4,389
5% 5/15/33 (b)	2,000	2,365
5% 5/15/35 (b)	2,000	2,352
5% 5/15/42 (b)	7,500	8,688
Series 2016 B:
5% 5/15/22 (b)	1,000	1,099
5% 5/15/26 (b)	1,600	1,952
5% 5/15/27 (b)	1,000	1,210
5% 5/15/36 (b)	3,600	4,222
5% 5/15/41 (b)	3,750	4,352
Series 2017 B:
5% 5/15/23 (b)	1,000	1,130
5% 5/15/24 (b)	1,500	1,742
5% 5/15/25 (b)	1,750	2,086
Series 2018 D, 5% 5/15/48 (b)	2,000	2,408
Series 2018, 5% 5/15/43 (b)	10,000	12,101
Series 2019 A, 5% 5/15/49 (b)	4,950	5,952
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	65	65
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	4,067
5% 7/1/30	6,000	7,142
Series 2016 B, 5% 7/1/42	4,595	5,347
Los Angeles Hbr. Dept. Rev. Series 2016 A, 5% 8/1/24 (b)	1,500	1,749
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,297
Series 2014 A:
5% 5/1/24	325	382
5% 5/1/25	540	633
5% 5/1/29	500	578
5% 5/1/30	1,000	1,151
5% 5/1/31	1,555	1,795
Series 2014 B:
5% 5/1/24	200	235
5% 5/1/25	225	264
5% 5/1/29	500	578
5% 5/1/30	400	461
5% 5/1/31	400	462
Series 2016 B, 5% 11/1/36	1,500	1,776
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 5% 6/1/28	4,800	5,316
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	445	460
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36 (Pre-Refunded to 3/15/20 @ 100)	3,425	3,533
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,044
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,934
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,491
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,490	1,554
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	965	1,007
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,688
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,960
5% 6/1/31	500	592
5% 6/1/32	500	590
5% 6/1/33	1,800	2,113
5% 6/1/34	1,345	1,571
5% 6/1/35	1,895	2,209
5% 6/1/36	2,000	2,326
5% 6/1/41	6,155	7,071
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,249
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,327
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,818
5% 9/1/25	1,000	1,100
5% 9/1/26	1,155	1,269
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	3,503
Series 2015:
4% 9/1/24 (FSA Insured)	330	373
5% 9/1/25 (FSA Insured)	680	809
5% 9/1/26 (FSA Insured)	500	591
5% 9/1/26 (FSA Insured)	1,500	1,772
5% 9/1/27 (FSA Insured)	455	535
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,770
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	2,900	3,149
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,816
5% 5/1/38	1,500	1,758
5% 5/1/39	1,500	1,756
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,902
Oakland Gen. Oblig.:
Series 2012, 5% 1/15/25	3,460	3,663
Series 2015 A:
5% 1/15/28	1,225	1,477
5% 1/15/29	1,650	1,983
5% 1/15/30	1,665	1,992
5% 1/15/31	1,520	1,799
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	425	443
Oakland Unified School District Alameda County:
Series 2013:
6.25% 8/1/30 (Pre-Refunded to 8/1/21 @ 100)	1,500	1,660
6.625% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,572
Series 2015 A:
5% 8/1/30	1,250	1,456
5% 8/1/30 (FSA Insured)	1,570	1,843
5% 8/1/40	3,500	3,972
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,220
5% 2/1/23	5,000	5,471
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,711
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,543
5% 2/1/36	6,630	7,881
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,723
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	14,667
Series 2017, 5% 11/1/42	3,000	3,352
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,153
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,966
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	967
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,708
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (b)	4,500	4,783
Series 2012 P:
5% 5/1/22 (b)	4,000	4,385
5% 5/1/24 (b)	2,820	3,085
Series 2017 D:
5% 11/1/25 (b)	5,135	6,164
5% 11/1/26 (b)	2,285	2,799
5% 11/1/27 (b)	4,000	4,995
5% 11/1/28 (b)	4,925	6,106
5% 11/1/29 (b)	4,200	5,177
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	3,025
5% 6/15/28	2,190	2,665
5% 12/15/28	2,200	2,676
5% 12/15/29	4,825	5,845
5% 12/15/30	3,500	4,576
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	9,216
Series 2011, 0% 8/1/46	10,150	3,978
Series B:
0% 8/1/33	4,840	3,374
0% 8/1/35	9,000	5,825
0% 8/1/37	6,325	3,791
0% 8/1/41	5,130	2,637
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,074
5% 9/1/30	1,495	1,703
5% 9/1/31	1,260	1,429
5% 9/1/32	1,795	2,032
5% 9/1/33	2,740	3,095
5% 9/1/34	1,225	1,380
5% 9/1/35	1,580	1,776
5% 9/1/36	3,395	3,805
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,051
5% 9/1/26 (FSA Insured)	1,350	1,583
5% 9/1/27 (FSA Insured)	1,700	1,989
5% 9/1/28 (FSA Insured)	1,700	1,985
5% 9/1/29 (FSA Insured)	1,850	2,151
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,738
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,768
5.75% 6/1/48	5,000	5,529
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,742
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,080
5% 8/1/27	1,725	2,094
5% 8/1/28	1,935	2,341
5% 8/1/29	2,330	2,811
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,431
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,813
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,002
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,670
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,505
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,535
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,590
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	735	759
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,050
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	934
5% 7/1/36	2,000	2,356
5% 7/1/41	6,430	7,514
Series 2018 C:
5% 7/1/34 (b)	4,000	4,865
5% 7/1/35 (b)	5,000	6,056
5% 7/1/36 (b)	7,500	9,055
Series 2018 E:
5% 7/1/33	1,300	1,612
5% 7/1/34	1,000	1,234
5% 7/1/35	1,000	1,228
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,126
Series 2013 A, 5% 8/15/41	2,810	3,180
Series 2016 D, 5% 8/15/28	2,500	3,268
Sacramento TOT Rev. Series A:
5% 6/1/34	700	861
5% 6/1/35	2,065	2,530
5% 6/1/36	2,215	2,701
5% 6/1/37	2,405	2,922
5% 6/1/38	1,240	1,501
5% 6/1/43	6,000	7,179
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,019
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	9,753
(Med. Ctr. Fing. Proj.) 5.5% 8/1/22	10,000	11,059
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,260
5% 8/1/24 (FSA Insured)	1,250	1,430
5% 8/1/25 (FSA Insured)	2,000	2,284
5% 8/1/27 (FSA Insured)	2,000	2,276
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,650	2,046
5% 7/1/31	2,000	2,443
5% 7/1/33	1,735	2,107
5% 7/1/34	1,380	1,670
5% 7/1/35	1,500	1,809
5% 7/1/36	1,980	2,380
5% 7/1/38	2,000	2,391
5% 7/1/42	5,000	5,920
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,637
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (b)	1,000	1,163
5% 7/1/25 (b)	515	614
5% 7/1/27 (b)	500	622
5% 7/1/28 (b)	1,000	1,239
5% 7/1/29 (b)	1,725	2,124
5% 7/1/30 (b)	2,915	3,566
5% 7/1/31 (b)	1,250	1,520
5% 7/1/32 (b)	1,300	1,574
5% 7/1/33 (b)	1,330	1,605
5% 7/1/34 (b)	1,000	1,203
5% 7/1/36 (b)	1,500	1,793
5% 7/1/37 (b)	750	894
5% 7/1/47 (b)	5,250	6,168
Series A, 5% 7/1/26 (b)	400	488
Series 2013 B, 5% 7/1/38 (b)	7,000	7,766
Series 2017A, 5% 7/1/42	5,810	6,911
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,891
Series 2015 A, 5% 10/15/44	4,005	4,674
Series 2016:
5% 10/15/29	2,000	2,432
5% 10/15/30	1,000	1,211
5% 10/15/31	650	783
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	2,133
Series 2008 C, 0% 7/1/37	1,300	773
Series 2008 E, 0% 7/1/47 (e)	8,700	6,854
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A:
5% 5/1/40 (b)	1,865	2,098
5% 5/1/44 (b)	8,390	9,415
Series 2016 B:
5% 5/1/41 (b)	9,695	11,203
5% 5/1/46 (b)	23,000	26,483
Series 2017 A, 5% 5/1/42 (b)	3,000	3,519
Series 2019 A:
5% 5/1/36 (b)	10,000	12,288
5% 1/1/47 (b)	3,005	3,574
Series 2019 B, 5% 5/1/49	5,000	6,102
5% 5/1/28	2,280	2,822
5% 5/1/29	1,225	1,504
5% 5/1/30	330	402
5% 5/1/32	1,000	1,203
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,097
5% 8/1/24	750	822
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,023
5% 8/1/26 (FSA Insured)	1,055	1,230
5% 8/1/27 (FSA Insured)	1,250	1,453
5% 8/1/28 (FSA Insured)	1,250	1,447
5% 8/1/29 (FSA Insured)	3,150	3,653
5% 8/1/30 (FSA Insured)	4,070	4,711
5% 8/1/31 (FSA Insured)	650	751
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,529
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	3,998
5% 6/1/26	3,000	3,423
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (b)	2,480	3,060
5% 3/1/29 (b)	710	865
5% 3/1/31 (b)	1,100	1,319
5% 3/1/32 (b)	850	1,014
5% 3/1/33 (b)	1,095	1,301
5% 3/1/34 (b)	1,250	1,480
5% 3/1/35 (b)	3,460	4,083
5% 3/1/36 (b)	2,250	2,648
5% 3/1/37 (b)	2,250	2,640
5% 3/1/41 (b)	10,235	11,910
Series 2017 B:
5% 3/1/29	200	249
5% 3/1/30	250	309
5% 3/1/32	235	286
5% 3/1/33	250	302
5% 3/1/34	500	602
5% 3/1/37	3,000	3,571
San Luis Obispo Cmnty. College District Series B, 4% 8/1/43	4,700	5,148
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	2,006
5% 10/1/29	675	813
5% 10/1/30	2,000	2,398
5% 10/1/31	2,310	2,757
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,406
Series 2010 B, 0% 8/1/47	9,000	3,693
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36 (d)	1,000	1,276
5% 9/1/37 (d)	1,000	1,271
5% 9/1/38 (d)	760	962
5% 9/1/39 (d)	1,000	1,262
5% 9/1/40 (d)	1,100	1,380
San Mateo County Joint Powers Fing. Auth.:
(Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,407
Series 2019 A:
5% 7/15/24 (d)	4,000	4,625
5% 7/15/26 (d)	4,000	4,859
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49 (d)	8,000	9,807
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,867
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,332
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,309
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	956
5% 6/15/26 (FSA Insured)	860	994
5% 6/15/27 (FSA Insured)	1,770	2,040
5% 6/15/28 (FSA Insured)	1,865	2,142
5% 6/15/29 (FSA Insured)	1,780	2,035
5% 6/15/30 (FSA Insured)	1,150	1,312
5% 6/15/31 (FSA Insured)	1,000	1,138
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	980	1,035
Santa Ana Unified School District Series 2019 A, 4% 8/1/48	5,500	6,009
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,305
5% 4/1/32	1,365	1,753
5% 4/1/34	1,000	1,270
5% 4/1/36	2,135	2,687
5% 4/1/37	1,000	1,253
5% 4/1/38	845	1,054
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,283
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	872
5% 7/1/36	2,380	2,896
5% 7/1/37	1,780	2,159
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,495
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	483
4% 7/1/37	475	524
4% 7/1/38	450	495
4% 7/1/39	550	603
5% 7/1/30	250	313
5% 7/1/31	350	434
5% 7/1/32	255	315
5% 7/1/33	250	308
5% 7/1/34	315	386
5% 7/1/35	400	489
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,955
0% 9/1/22 (AMBAC Insured)	2,900	2,745
0% 9/1/25 (AMBAC Insured)	6,800	6,024
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	864
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,741
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,377
5% 4/1/36	3,000	3,540
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,098
5% 8/15/26	1,975	2,172
5% 8/15/27	700	767
5% 8/15/28	1,000	1,093
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,115
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,173
5% 10/1/35	1,000	1,221
5% 10/1/36	1,585	1,926
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	353
5% 8/1/25 (FSA Insured)	750	880
5% 8/1/27 (FSA Insured)	265	309
5% 8/1/28 (FSA Insured)	510	593
5% 8/1/38 (FSA Insured)	2,500	2,835
5% 8/1/42 (FSA Insured)	4,650	5,244
5% 7/1/23 (FSA Insured)	1,270	1,408
5% 7/1/24 (FSA Insured)	1,350	1,495
5% 7/1/25 (FSA Insured)	1,060	1,173
5% 7/1/26 (FSA Insured)	1,110	1,226
5% 7/1/27 (FSA Insured)	1,065	1,174
5% 1/1/29 (FSA Insured)	600	659
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,844
5% 9/1/25 (FSA Insured)	3,500	4,172
5% 9/1/27 (FSA Insured)	4,000	4,838
5% 9/1/28 (FSA Insured)	3,500	4,224
5% 9/1/29 (FSA Insured)	2,000	2,407
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,780	6,016
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,018
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	974
5% 11/15/25 (FSA Insured)	800	975
5% 11/15/26 (FSA Insured)	965	1,171
5% 11/15/27 (FSA Insured)	1,500	1,814
5% 11/15/28 (FSA Insured)	1,165	1,405
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,584
Union Elementary School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,895
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	8,087
Univ. of California Revs.:
Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	3,000	2,989
Series 2017 AV, 5% 5/15/34	2,000	2,459
Series 2019 BB, 5% 5/15/49	2,000	2,446
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,063
4% 1/1/36	1,000	1,060
5% 1/1/30	1,285	1,526
5% 1/1/31	1,350	1,594
5% 1/1/32	1,400	1,644
5% 1/1/33	2,835	3,320
5% 1/1/34	2,230	2,604
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,070
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,529
5% 8/1/30	6,710	7,824
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,122
5% 11/1/25	1,000	1,122
5% 11/1/26	1,000	1,121
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,230
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	2,023
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	943
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,752
5.5% 8/1/38	1,500	1,774
5.5% 8/1/40	5,000	5,884
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,009
6.25% 7/1/39	7,015	7,036
Series 2010 A, 5.5% 7/1/38	3,100	3,218
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	1,131
Series 2012, 5% 8/1/32	8,265	9,112
Series 2014 A:
5% 8/1/23	365	420
5% 8/1/25	2,555	3,017
5% 8/1/26	2,550	3,002
5% 8/1/27	1,150	1,350
5% 8/1/28	1,000	1,170
5% 8/1/29	1,675	1,952
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,767
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,272
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	5,025	3,735
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	2,015

TOTAL CALIFORNIA		1,989,153

Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.375% 10/1/43 (b)	480	557
Series C, 5% 10/1/21 (b)	1,215	1,263

TOTAL GUAM		1,820

TOTAL MUNICIPAL BONDS
(Cost $1,848,300)		1,990,973

Municipal Notes - 5.3%
California - 5.3%
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 1.65% 6/3/19, VRDN (a)(b)	10,910	$10,910
California Gen. Oblig. Participating VRDN:
Series Floaters XF 10 38, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,500	5,500
Series Spears DB 80 17, 1.57% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,290	4,290
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,700	1,700
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 00 48, 1.52% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	9,000	9,000
California Poll. Cont. Fing. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001, 1.65% 6/3/19, VRDN (a)(b)	2,100	2,100
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 1.75% 6/3/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	14,000	14,000
Series 2001 W2, 1.75% 6/3/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	14,400	14,400
Dignity Health Participating VRDN Series DBE 80 11, 1.62% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	14,700	14,700
Hbr. Park Apts. Lp Participating VRDN Series Spears DBE 80 14, 1.77% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	6,045	6,045
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 1.67% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	7,000	7,000
Series Floaters ZF 26 76, 1.62% 6/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	7,000	7,000
Univ. of California Revs. Participating VRDN Series Spears DB 80 20, 1.57% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,710	5,710
Wilshire Vermont Station Apts Participating VRDN Series Spears DBE 80 16, 1.77% 6/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	8,800	8,800
TOTAL MUNICIPAL NOTES
(Cost $111,155)		111,155
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,959,455)		2,102,128
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(10,841)
NET ASSETS - 100%		$2,091,287

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,940,000 or 1.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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